Goodwill and Intangible Assets, Net - Schedule of Intangible Assets, Net Were Comprised (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost Basis	$ 7,578	$ 7,578
Accumulated Amortization	(3,742)	(2,227)
Net	$ 3,836	$ 5,351
Tradenames
Finite-Lived Intangible Assets [Line Items]
Estimated life	5 years	5 years
Cost Basis	$ 1,233	$ 1,233
Accumulated Amortization	(609)	(363)
Net	$ 624	$ 870
Remaining Weighted-Average Amortization Period	2 years 6 months 10 days	3 years 6 months 14 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated life	5 years	5 years
Cost Basis	$ 2,574	$ 2,574
Accumulated Amortization	(1,271)	(756)
Net	$ 1,303	$ 1,818
Remaining Weighted-Average Amortization Period	2 years 6 months 10 days	3 years 6 months 14 days
Software applications
Finite-Lived Intangible Assets [Line Items]
Estimated life	5 years	5 years
Cost Basis	$ 3,771	$ 3,771
Accumulated Amortization	(1,862)	(1,108)
Net	$ 1,909	$ 2,663
Remaining Weighted-Average Amortization Period	2 years 6 months 10 days	3 years 6 months 14 days